SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment		5 years	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment		7 years	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment		6 years	6 years
Furniture and Fixtures [Member] | Minimum [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	6 years			6 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment		7 years	7 years
Furniture and Fixtures [Member] | Maximum [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	7 years			7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment		Lease Term	Lease Term
Leasehold Improvements [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	Lease Term			Lease Term
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment		5 years	5 years
Machinery and Equipment [Member] | Minimum [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	5 years			5 years
Machinery and Equipment [Member] | Maximum [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	7 years			7 years
Vehicle [Member] | Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	5 years			5 years